Assets under construction (Tables)	12 Months Ended
Jun. 30, 2018
Assets under construction
Schedule of assets under construction

	Property
	plant and	Other	Exploration
	equipment	intangible	and
	under	assets under	evaluation
	construction	development	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm
Balance as at 30 June 2017	129 124	1 245	365	130 734
Additions	51 871	321	614	52 806
to sustain existing operations	18 889	238	—	19 127
to expand operations	32 982	83	614	33 679
Net reclassification from/(to) other assets	42	(33)	—	9
Finance costs capitalised	3 568	—	—	3 568
Net impairment of assets under construction	(1 478)	—	(312)	(1 790)
Reduction in rehabilitation provision capitalised (note 31)	(341)	—	(131)	(472)
Projects capitalised	(25 315)	(454)	—	(25 769)
Translation of foreign operations	7 464	46	(35)	7 475
Disposals and scrapping	(1 152)	—	(48)	(1 200)

Balance at 30 June 2018	163 783	1 125	453	165 361

	Property
	plant and	Other	Exploration
	equipment	intangible	and
	under	assets under	evaluation
	construction	development	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm
Balance as at 30 June 2016	102 185	1 470	356	104 011
Additions	59 771	313	228	60 312
to sustain existing operations	16 653	235	—	16 888
to expand operations	43 118	78	228	43 424
Net reclassification (to)/from other assets	(29)	29	—	—
Finance costs capitalised	2 764	—	—	2 764
Net impairment of assets under construction	(728)	(176)	(189)	(1 093)
Reduction in rehabilitation provision capitalised (note 31)	(726)	—	(27)	(753)
Projects capitalised	(23 433)	(240)	—	(23 673)
Translation of foreign operations	(10 575)	(151)	(3)	(10 729)
Disposals and scrapping	(105)	—	—	(105)

Balance at 30 June 2017	129 124	1 245	365	130 734

	2018	2017
for the year ended 30 June	Rm	Rm
Business segmentation
 Mining	2 095	1 141
 Exploration and Production International	6 457	6 256
 Energy	5 993	9 064
 Base Chemicals	75 099	59 908
 Performance Chemicals	75 144	54 006
 Group Functions	573	359

Total operations	165 361	130 734

	2018	2017	2016
for the year ended at 30 June	Rm	Rm	Rm
Additions to assets under construction (cash flow)
Current year additions	52 806	60 312	70 849
Adjustments for non-cash items	(171)	(420)	(1 427)
cash flow hedge accounting	1	(2)	(2)
movement in environmental provisions capitalised	(172)	(418)	(1 425)

Per the statement of cash flows	52 635	59 892	69 422

Schedule of capital expenditure for assets under construction

	2018	2017
	Rm	Rm
Capital expenditure
Projects to sustain operations comprise of:
Secunda Synfuels Operations	8 608	8 453
Shutdown and major statutory maintenance	3 775	3 569
Renewals	1 481	1 002
Oxygen train 17 (Outside Battery Limits portion)	417	979
Sixth fine ash dam (environmental)	1 353	637
Volatile organic compounds abatement programme (environmental)	137	655
Coal tar filtration east project (safety)	294	419
Other environmental related expenditure	133	185
Other safey related expenditure	362	377
Other sustain	656	630
Mining (Secunda and Sasolburg)	3 720	2 831
Shondoni Colliery to maintain Middelbult Colliery operation	318	368
Impumelelo Colliery to maintain Brandspruit Colliery operation	258	274
Acquisition of mineral rights	650	—
Refurbishment of equipment	867	783
Mine geographical expansion	449	372
Other safety related expenditure	196	314
Other sustain	982	720
Other (in various locations)	6 797	5 602
Expenditure related to environmental obligations	476	174
Expenditure incurred relating to safety regulations	409	401
Other sustain	5 912	5 027

Capital expenditure cash flow	19 125	16 886

			2018	2017
			Rm	Rm
Capital expenditure
Projects to expand operations comprise of:	Project location	Business segment
Lake Charles Chemicals Project*	United States	Base and Performance Chemicals	30 100	36 775
China Ethoxylation plant	China	Performance Chemicals	398	204
Canadian shale gas asset	Canada	Exploration and Production International	101	381
Fischer-Tropsch wax expansion project	Sasolburg	Performance Chemicals	109	606
High-density polyethylene plant	United States	Base Chemicals	265	1 448
Mozambique exploration and development	Mozambique	Exploration and Production International	1 002	1 840
Loop Line 2 project	Mozambique	Energy	16	638
Other projects to expand operations	Various	Various	1 519	1 114

Capital expenditure cash flow			33 510	43 006

*	At 30 June 2018 actual capital expenditure (accrual basis) - R30,1 billion (US$2,3 billion) (2017 - R36,8 billion (US$2,7 billion)).

Schedule of performance guarantees related to projects under construction

Maximum
			guaranteed	Liability
			amount	recognised
Project	Description	Guarantor	Rm	Rm
Lake Charles Chemicals Project	Completion guarantees and sureties issued in respect of the Lake Charles Chemicals Project. This includes a loan facility of US$3 995 million, of which US$3 995 million has been recognised.	Sasol Limited/ Sasol Financing	54 953	52 155